Total
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
American High-Income Municipal Bond Fund®
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

May 1, 2022

(for prospectus dated October 1, 2021, as supplemented to date)

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Short-Term Tax-Exempt Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

American High-Income Municipal Bond Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN HIGH-INCOME MUNICIPAL BOND FUND - AMERICAN HIGH-INCOME MUNICIPAL BOND FUND		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Management fees	[1]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none
Other expenses		0.10%	0.10%	0.10%	0.17%	0.16%	0.06%
Total annual fund operating expenses		0.64%	1.34%	0.59%	0.66%	0.40%	0.30%
[1]	Restated to reflect current fees.

Expense Example - AMERICAN HIGH-INCOME MUNICIPAL BOND FUND - AMERICAN HIGH-INCOME MUNICIPAL BOND FUND - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
1 year	$ 438	$ 236	$ 309	$ 67	$ 41	$ 31
3 years	572	425	434	211	128	97
5 years	718	734	571	368	224	169
10 years	$ 1,143	$ 1,420	$ 969	$ 822	$ 505	$ 381

For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption	AMERICAN HIGH-INCOME MUNICIPAL BOND FUND AMERICAN HIGH-INCOME MUNICIPAL BOND FUND Class C USD ($)
1 year	$ 136
3 years	425
5 years	734
10 years	$ 1,420

Keep this supplement with your prospectus.